Investment in Associate - Disclosure of Investment in Associate (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of associates and joint ventures [line items]
Investment in Kutcho	$ 2,994
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Investment in Kutcho	$ 2,994